Contract Assets	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Contract Assets
CONTRACT AND OTHER DEFERRED ASSETS
A majority of our long-term product service agreements relate to our Turbomachinery & Process Solutions segment. Contract assets reflect revenue earned in excess of billings on our long-term contracts to construct technically complex equipment, long-term product maintenance or extended warranty arrangements and other deferred contract related costs. Contract assets are comprised of the following at December 31:

	2017	2016
Long-term product service agreements	$589	$472
Long-term equipment contract revenue (1)	1,095	761
Contract assets (total revenue in excess of billings)(2)	1,684	1,233
Deferred inventory costs (3)	360	276
Contract and other deferred assets	$2,044	$1,509

(1)	Reflects revenue earned in excess of billings on our long-term contracts to construct technically complex equipment.

(2)	Contract assets (total revenue in excess of billings) were $1,080 million as of January 1, 2016.

(3)	Deferred inventory costs were $337 million as of January 1, 2016, which represents cost deferral for shipped goods and other costs for which the criteria for revenue recognition has not yet been met.
Revenue recognized during the year ended December 31, 2017 and 2016 from performance obligations satisfied (or partially satisfied) in previous periods related to our long-term service agreements was $44 million and $113 million, respectively. This includes revenue recognized from revisions to cost or billing estimates that may affect a contract’s total estimated profitability resulting in an adjustment of earnings.